Restatement of Previously Issued Financial Statements - Schedule of impact of restatement on statements of operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Statement of Operations
Financing cost – derivative warrant liabilities		$ 475,854
Change in fair value of derivative warrant liabilities	$ (14,671,670)	(1,121,670)	$ (13,980,000)
Net loss	(15,464,432)	$ (1,712,172)	(18,604,910)
Class A Common Stock
Statement of Operations
Net loss	$ 21,803		$ 33,543
Weighted-average shares used in computing net loss per share, basic and diluted	27,500,000	27,500,000	27,500,000
Net loss per share attributable to common stockholders, basic and diluted	$ 0.00	$ 0.00	$ 0.00
Class B Common Stock
Statement of Operations
Weighted-average shares used in computing net loss per share, basic and diluted	6,875,000	6,375,000	6,875,000
Net loss per share attributable to common stockholders, basic and diluted	$ (2.25)	$ 0.27	$ (2.71)
Previously Reported
Statement of Operations
Loss from operations		$ (114,648)
Net loss		$ (114,648)
Previously Reported | Class A Common Stock
Statement of Operations
Weighted-average shares used in computing net loss per share, basic and diluted		27,500,000
Previously Reported | Class B Common Stock
Statement of Operations
Weighted-average shares used in computing net loss per share, basic and diluted		6,375,000
Revision of Prior Period, Adjustment
Statement of Operations
Financing cost – derivative warrant liabilities		$ (475,854)
Change in fair value of derivative warrant liabilities		(1,121,670)
Total other (expense) income		(1,597,524)
Net loss		$ (1,597,524)
Revision of Prior Period, Adjustment | Class B Common Stock
Statement of Operations
Net loss per share attributable to common stockholders, basic and diluted		$ (0.27)
As Restated
Statement of Operations
Loss from operations		$ (114,648)
Financing cost – derivative warrant liabilities		(475,854)
Change in fair value of derivative warrant liabilities		(1,121,670)
Total other (expense) income		(1,597,524)
Net loss		$ (1,712,172)
As Restated | Class A Common Stock
Statement of Operations
Weighted-average shares used in computing net loss per share, basic and diluted		27,500,000
As Restated | Class B Common Stock
Statement of Operations
Weighted-average shares used in computing net loss per share, basic and diluted		6,375,000
Net loss per share attributable to common stockholders, basic and diluted		$ (0.27)